Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Revenues
Time charter revenue	$ 35,044	$ 37,567	$ 31,568
Time charter revenue – related party (note 9)	123,944	128,956	133,351
Total operating revenues	158,988	166,523	164,919
Operating Expenses
Vessel operating expenses	41,858	44,096	48,238
Vessel operating expenses – related party (note 9)	1,599	1,599	1,866
Depreciation	37,981	42,805	44,859
Impairment of vessels (note 4)	87,624	92,422	44,700
General and administrative	5,301	6,297	6,478
Other operating income (note 8)	(51)	(216)	(475)
Total operating expenses	174,312	187,003	145,666
Operating (Loss) Income	(15,324)	(20,480)	19,253
Non Operating Income (Expense)
Interest income	489	198	62
Interest expense	(59,391)	(44,767)	(48,152)
Loss before Income Taxes	(74,226)	(65,049)	(28,837)
Income taxes	(40)	(46)	(38)
Net Loss	(74,266)	(65,095)	(28,875)
Net Loss available to Common Shareholders	(77,328)	(68,157)	(31,937)
Series B Preferred Shares [Member]
Non Operating Income (Expense)
Earnings allocated to Series B Preferred Shares (note 11)	(3,062)	(3,062)	(3,062)
Class A Common Stock [Member]
Non Operating Income (Expense)
Net Loss available to Common Shareholders	$ (77,328)	$ (68,157)	$ (31,937)
Weighted average number of common shares outstanding
Basic (including RSU’s without service conditions) (note 14)	47,975,889	47,854,351	47,785,388
Diluted (note 14)	47,975,889	47,854,351	47,785,388
Net loss per common share
Basic (including RSU’s without service conditions) (note 14)	$ (1.61)	$ (1.42)	$ (0.67)
Diluted (note 14)	$ (1.61)	$ (1.42)	$ (0.67)
Class B Common Stock [Member]
Weighted average number of common shares outstanding
Diluted (note 14)	7,405,956	7,405,956	7,405,956
Weighted average number of Class B common shares outstanding Basic and diluted (note 14)	7,405,956	7,405,956	7,405,956
Net loss per common share
Basic (including RSU’s without service conditions) (note 14)	$ 0	$ 0	$ 0
Diluted (note 14)	$ 0	$ 0	$ 0